real estate joint ventures and investment in associate - Summarized financial information (Details) - CAD ($) $ in Millions	Jan. 13, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and temporary investments, net		$ 535		$ 414	$ 509
Total		4,353		3,841
Non-current assets
Other		919		986
Total		33,622		29,216
Total		37,975		33,057
Current liabilities
Accounts payable and accrued liabilities		2,749	$ 2,564	2,570
Total		5,574		4,844
Non-current liabilities
Non-current		17,142	14,466	13,265
Other non-current liabilities		806	$ 681	731
Total		21,742		17,872
Liabilities		27,316		22,716
Owners' equity
Common equity		10,548		10,259
Total		10,659		10,341	$ 9,458
Total		37,975		33,057
Miovision Technologies Incorporated
Disclosure of associates [line items]
Consideration in cash	$ 73
Ownership interest in businesses acquired (as a percentage)	28.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		15		11
Escrowed deposits				4
Other		18		2
Total		33		17
Non-current assets
Property under development – Investment property		318		256
Other		2
Total		320		256
Total		353		273
Current liabilities
Accounts payable and accrued liabilities		25		19
Construction holdback liabilities		15		15
Total		40		34
Non-current liabilities
Other non-current liabilities		3
Total		315		207
Liabilities		355		241
Owners' equity
Common equity		1		13
Other partners		(3)		19
Total		(2)		32
Total		353		273
Real estate joint ventures | Construction credit facility commitment
Non-current liabilities
Non-current		$ 312		$ 207